SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
Schedule of warrants outstanding and exercisable and changes during the period

The following table summarizes warrants which were outstanding and exercisable as at December 31, 2020 and 2019 and changes during the years then ended:

		Weighted average
	Number of warrants	exercise price
	outstanding	per warrant
Balance at December 31, 2018 and 2019	18,250,000	$2.41
Exercised	(8,250,000)	$1.89
Balance at December 31, 2020	10,000,000	$2.84

Schedule of outstanding warrants

A listing of the Company’s outstanding warrants as at December 31, 2020 is presented below:

Number outstanding	Exercise Price	Expiry Date
5,000,000	$2.41	December 23, 2021
5,000,000	$3.28	June 29, 2023
10,000,000

Schedule of outstanding and exercisable stock options

		Weighted average
	Number of Options	exercise price per option
	Outstanding	(CAD$)
Balance at December 31, 2018	3,176,518	$2.28
Granted	1,211,565	$5.38
Exercised	(508,964)	$1.62
Forfeited	(45,000)	$5.18
Balance at December 31, 2019	3,834,119	$3.31
Granted	953,255	$5.21
Exercised	(650,580)	$1.25
Forfeited	(67,910)	$5.17
Balance at December 31, 2020	4,068,884	$4.05

Options which have vested and are exercisable as at December 31, 2020	2,600,257	$3.35

Summary of outstanding stock options, by expiry date

A summary of the Company’s outstanding stock options as at December 31, 2020 is presented below:

	Exercise Price
Number outstanding	(CAD$)	Expiry Date
285,750	$1.08	April 10, 2021
722,408	$2.80	April 28, 2022
156,081	$2.80	May 30,2022
852,735	$3.30	May 31, 2023
848,252	$5.18	April 3, 2024
50,000	$6.48	August 9, 2024
268,313	$5.83	December 12,2024
855,345	$5.17	March 10, 2025
30,000	$6.54	September 24, 2025
4,068,884

Schedule of weighted average assumptions used in the BSM to estimate the fair value of stock options granted

	Years ended
	December 31
	2020	2019
Risk-free interest rate	0.5%	1.6%
Expected volatility	45%	47%
Expected life	3 years	3 years
Expected dividend yield	1.1%	0.2%

Schedule of outstanding RSUs

		Weighted average fair
	Number of RSUs	value per RSU
	Outstanding	(CAD$)
Balance at December 31, 2018	—	—
Granted	97,027	$5.82
Balance at December 31, 2019	97,027	$5.82
Granted	105,822	$5.57
Forfeited	(10,155)	$5.17
Balance at December 31, 2020	192,694	$5.72